Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components of current and deferred income tax expense
Significant components of current and deferred income tax expense (recovery) are as follows:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Current tax (expense) recovery	—	—	—
Deferred tax:
Origination and reversal of temporary differences	(4,003)	6,395	9,199
Adjustments in respect of prior years	742	(149)	36
Change in unrecognized tax assets	(2,191)	(2,767)	(9,235)
Income tax (expense) recovery	(5,452)	3,479	—

Reconciliation of income tax rate to the income tax expense
The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2018	2017	2016
Combined Canadian federal and provincial statutory income tax rate	26.7%	26.8%	26.9%

	Years ended December 31,
	2018	2017	2016
	$	$	$
Income tax (expense) recovery based on combined statutory income tax rate	(2,574)	5,434	6,714
Change in unrecognized tax assets	(1,963)	(2,701)	(9,235)
Change in unrecognized tax assets related to OCI	(188)	(228)	436
Share issuance costs	(40)	164	224
Permanent difference attributable to the use of local currency for tax reporting	792	(71)	(30)
Change in enacted rates used	(58)	(358)	(16)
Permanent difference attributable to net change in fair value of warrant liability	70	595	1,194
Share-based compensation costs	(152)	(49)	(291)
Difference in statutory income tax rate of foreign subsidiaries	(917)	768	972
Adjustments in respect of prior years	(372)	(149)	36
Other	(50)	74	(4)
	(5,452)	3,479	—

Components of loss before tax
Income (loss) before income taxes is attributable to the Company's tax jurisdictions as follows:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Germany	16,297	(13,950)	(19,179)
Canada	(5,504)	(5,592)	(5,659)
United States	(1,154)	(733)	(121)
	9,639	(20,275)	(24,959)

Components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017
	$	$
Deferred tax assets
Current:
Operating losses carried forward	—	3,479
Non-current:
Operating losses carried forward	764	696
Intangible assets	3,646	4,812
	4,410	8,987
Deferred tax liabilities
Current:
Deferred revenues	38	—
Restricted cash	153	—
Payables and accrued liabilities	95	—
	286	—
Non-current:
Property, plant and equipment	3	5
Deferred revenues	4,074	5,316
Other	47	187
	4,124	5,508
	4,410	5,508
Deferred tax assets (liabilities), net	—	3,479

Components of unrecognized deferred tax assets
Significant components of unrecognized deferred tax assets are as follows:

	December 31,
	2018	2017
	$	$
Deferred tax assets
Current:
Deferred revenues and other provisions	649	584
	649	584
Non-current:
Deferred revenues	—	—
Operating losses carried forward	81,731	82,421
SR&ED Pool	9,148	9,167
Unused tax credits	5,894	8,019
Employee future benefits	2,048	2,296
Property, plant and equipment	448	407
Share issuance expenses	467	841
Other	241	335
	99,977	103,486
Unrecognized deferred tax assets	100,626	104,070

Disclosure of tax attributes to be deferred
As at December 31, 2018, amounts and expiry dates of tax attributes to be deferred for which no deferred tax asset was recognized were as follows:

	Canada
	Federal	Provincial
	$	$
2028	7,880	6,494
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
	65,562	64,161

Disclosure of federal tax losses
The Company has estimated non-refundable R&D investment tax credits of approximately $5,894 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2019 to 2038. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the United States. The federal tax losses amount to approximately $205,343 in Germany (EUR 173,733) for which there is no expiry date, and to $3,322 in the United States, which expire as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
2038	1,273
3,322